CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 5,764,513	$ 904,576	¥ 3,495,709	¥ 2,501,304
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(36,541)	(5,734)	(99,297)	21,223
Other comprehensive income(loss)	(36,541)	(5,734)	(99,297)	21,223
Total comprehensive income	5,727,972	898,842	3,396,412	2,522,527
Net loss attributable to non-controlling interests	17,212	2,701	897	291
Comprehensive income attributable to ordinary shareholders	¥ 5,745,184	$ 901,543	¥ 3,397,309	¥ 2,522,818